Income taxes	12 Months Ended
Dec. 31, 2021
Income taxes [Abstract]
Income taxes
21.	Income taxes

The income taxes recognized in profit or loss comprise the following:

For the years ended December 31	2021	2020
Current tax expense	$-	$-
Deferred tax (recovery) expense	5,620,296	(15,048,707)
Total income tax expense (recovery)	$5,620,296	$(15,048,707)

The income tax expense comprises of the following:

For the 12 months ended December 31	2021	2020
Origination and reversal of temporary difference	$16,793,233	$4,244,305
Change in unrecognized tax losses and tax benefits	(13,638,014)	(17,045,913)
Change in prior year estimate and other	2,465,077	(2,247,099)
Total income tax expense (recovery)	$5,620,296	$(15,048,707)

The difference between income taxes calculated using the Company’s effective income tax rates and the amounts that would result from the application of the statutory income tax rates arises from the following:

For the years ended December 31	2021	2020

Net (loss) income before recovery of income taxes	$(67,090,138)	$3,991,447
Canadian statutory tax rate	26.5%	26.5%
Expected income tax (recovery) expense	(17,778,887)	1,057,733
Different tax rate for subsidiary and other adjustments	(2,114,698)	2,799,784
Loss on revaluation on warrant liability	30,252,772	-
Non-deductible expenses	5,624,359	386,788
True up to filing adjustments	3,263,592	(2,247,099)
Utilization of losses not previously recognized	-	(15,048,707)
Change in tax benefits not recognized	(13,626,842)	(1,997,206)
Income tax expense (recovery)	$5,620,296	$(15,048,707)

The income taxes recognized on components of other comprehensive income for the years ended December 31, 2021 and 2020 are as follows:

For the years ended December 31	2021	2020
Revaluation gain on digital assets	$57,695,235	$60,729,647
Tax recovery (expense)	164,182	(15,048,707)
Revaluation gain on digital assets, net of tax	$57,859,417	$45,680,940

The movement on the net deferred income tax assets and liabilities are as follows:

For the years ended December 31	2021	2020
Balance, beginning	$-	$-
Deferred tax recovery (expense) recorded in profit	(5,620,296)	15,048,707
Movement recognized in other comprehensive income	164,182	(15,048,707)
Net deferred tax liability	$(5,456,114)	$-

The components of net deferred tax asset (liabilities) are as follows:

As at	December 31, 2021	December 31, 2020
Non-capital losses	$15,764,000	$18,233,106
Lease liabilities	157,130	70,584
Capital losses	59,910	68,837
Capital loan	(49,430)	(133,426)
Plant and equipment	(4,557,194)	-
Digital assets	(16,666,200)	(18,141,931)
Right-of-use asset	(164,330)	(97,170)
Net deferred tax liability	$(5,456,114)	$-

As at December 31, 2021, the Company had non-capital loss carryforwards of $14,662,222 (December 31, 2020 - $30,456,595) that may be used to offset future taxable income and will expire in periods between 2033 and 2041. The Company also has access to other tax attributes totaling $21,899,470. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the group can utilize the benefits therefrom.